Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Share capital [member]		Other equity instruments [member]		Share premium [member]		Hedging reserve [member]		Fair value Reserve (non-recycling) [member]	Other reserve in other comprehensive income [member]	Available-for-sale financial assets revaluation reserve [member]		Other capital reserve [member]		Capital surplus [member]		Surplus reserve [member]		Currency translation differences [member]		Retained earnings [member]		Attributable to equity holders of the Company [member]		Non-controlling interests [member]		Total
Balance at end of prior year at Dec. 31, 2015	¥ 15,200,383				¥ 22,226,889		¥ (1,039,187)				¥ 2,516,173		¥ 1,111,614		¥ 24,815,489		¥ 8,140,030		¥ (1,327,839)		¥ 37,313,885		¥ 84,141,948		¥ 17,551,741		¥ 101,693,689
Profit	0				0		0				0		0		0		0		0		8,520,427		8,520,427		1,827,560		10,347,987	[1]
Other comprehensive income/(loss):
Fair value changes of available-for-sale financial assets - gross	0				0		0				(197,529)		0		(197,529)		0		0		0		(197,529)		0		(197,529)
Gain on disposal of available-for-sale financial assets reclassified to profit or loss - gross	0				0		0				(988,865)		0		(988,865)		0		0		0		(988,865)		0		(988,865)
Fair value changes of and gain on disposal of available-for-sale financial assets - tax	0				0		0				296,705		0		296,705		0		0		0		296,705		0		296,705
Shares of other comprehensive income of investees - accounted for under the equity method - gross	0				0		0				(242,217)		0		(242,217)		0		0		0		(242,217)		0		(242,217)
Shares of other comprehensive income of investees - accounted for under the equity method - tax	0				0		0				61,645		0		61,645		0		0		0		61,645		0		61,645
Changes in fair value of effective portion of cash flow hedges - gross	0				0		574,455				0		0		574,455		0		0		0		574,455		0		574,455
Changes in fair value of effective portion of cash flow hedges - tax	0				0		(95,407)				0		0		(95,407)		0		0		0		(95,407)		0		(95,407)
Cash flow hedges recorded in shareholders' equity reclassified to inventories - gross	0				0		603,527				0		0		603,527		0		0		0		603,527		0		603,527
Cash flow hedges recorded in shareholders' equity reclassified to inventories - tax	0				0		(102,600)				0		0		(102,600)		0		0		0		(102,600)		0		(102,600)
Cash flow hedges recorded in shareholders' equity reclassified to exchange gain and bank charges, net - gross	0				0		(55,838)				0		0		(55,838)		0		0		0		(55,838)		0		(55,838)
Cash flow hedges recorded in shareholders' equity reclassified to exchange gain and bank charges, net - tax	0				0		9,492				0		0		9,492		0		0		0		9,492		0		9,492
Cash flow hedges recorded in shareholders' equity reclassified to interest expense - gross	0				0		101,889				0		0		101,889		0		0		0		101,889		0		101,889
Cash flow hedges recorded in shareholders' equity reclassified to interest expense - tax	0				0		(20,415)				0		0		(20,415)		0		0		0		(20,415)		0		(20,415)
Currency translation differences	0				0		0				0		0		0		0		539,958		0		539,958		484		540,442	[1]
Total comprehensive income	0				0		1,015,103				(1,070,261)		0		(55,158)		0		539,958		8,520,427		9,005,227		1,828,044		10,833,271	[1]
Dividends relating to last year (Note 24)	0				0		0				0		0		0		0		0		(7,144,180)		(7,144,180)		(3,481,663)		(10,625,843)
Net capital injection from non-controlling interests of subsidiaries	0				0		0				0		0		0		0		0		0		0		285,620		285,620
Balance at period end at Dec. 31, 2016	15,200,383	[1]	¥ 0		22,226,889	[1]	(24,084)	[1]			1,445,912	[1]	1,111,614	[1]	24,760,331	[1]	8,140,030	[1]	(787,881)	[1]	38,690,132	[1]	86,002,995	[1]	16,183,742	[1]	102,186,737	[1]
Profit	0		68,600		0		0				0		0		0		0		0		1,511,236		1,579,836		4,371		1,584,207	[1]
Other comprehensive income/(loss):
Fair value changes of available-for-sale financial assets - gross	0		0		0		0				375,742		0		375,742		0		0		0		375,742		(50)		375,692
Gain on disposal of available-for-sale financial assets reclassified to profit or loss - gross	0		0		0		0				(1,581,994)		0		(1,581,994)		0		0		0		(1,581,994)		0		(1,581,994)
Fair value changes of and gain on disposal of available-for-sale financial assets - tax	0		0		0		0				352,646		0		352,646		0		0		0		352,646		(37)		352,609
Shares of other comprehensive income of investees - accounted for under the equity method - gross	0		0		0		0				162,858		0		162,858		0		0		0		162,858		0		162,858
Shares of other comprehensive income of investees - accounted for under the equity method - tax	0		0		0		0				(41,650)		0		(41,650)		0		0		0		(41,650)		0		(41,650)
Changes in fair value of effective portion of cash flow hedges - gross	0		0		0		85,558				0		0		85,558		0		0		0		85,558		0		85,558
Changes in fair value of effective portion of cash flow hedges - tax	0		0		0		(16,239)				0		0		(16,239)		0		0		0		(16,239)		0		(16,239)
Cash flow hedges recorded in shareholders' equity reclassified to inventories - gross	0		0		0		(109,817)				0		0		(109,817)		0		0		0		(109,817)		0		(109,817)
Cash flow hedges recorded in shareholders' equity reclassified to inventories - tax	0		0		0		18,669				0		0		18,669		0		0		0		18,669		0		18,669
Cash flow hedges recorded in shareholders' equity reclassified to exchange gain and bank charges, net - gross	0		0		0		(2,657)				0		0		(2,657)		0		0		0		(2,657)		0		(2,657)
Cash flow hedges recorded in shareholders' equity reclassified to exchange gain and bank charges, net - tax	0		0		0		452				0		0		452		0		0		0		452		0		452
Cash flow hedges recorded in shareholders' equity reclassified to interest expense - gross	0		0		0		107,233				0		0		107,233		0		0		0		107,233		0		107,233
Cash flow hedges recorded in shareholders' equity reclassified to interest expense - tax	0		0		0		(20,346)				0		0		(20,346)		0		0		0		(20,346)		0		(20,346)
Currency translation differences	0		0		0		0				0		0		0		0		112,827		0		112,827		(28,409)		84,418	[1]
Total comprehensive income	0		68,600		0		62,853				(732,398)		0		(669,545)		0		112,827		1,511,236		1,023,118		(24,125)		998,993	[1]
Business combinations (Note 41)	0		0		0		0				0		0		0		0		0		0		0		6,292,577		6,292,577
Issue of perpetual corporate bonds	0		4,999,950		0		0				0		0		0		0		0		0		4,999,950		0		4,999,950
Dividends relating to last year (Note 24)	0		0		0		0				0		0		0		0		0		(4,408,111)		(4,408,111)		(2,344,391)		(6,752,502)
Net capital injection from non-controlling interests of subsidiaries	0		0		0		0				0		0		0		0		0		0		0		846,847		846,847
Disposal of non-controlling interests of a subsidiary	0		0		28,054		0				0		0		28,054		0		0		0		28,054		(28,054)		0
Acquisition of non-controlling interests of subsidiaries	0		0		(4,440)		0				0		0		(4,440)		0		0		0		(4,440)		(86,699)		(91,139)
Disposal of subsidiaries	0		0		0		0				0		0		0		0		0		0		0		(866,859)		(866,859)
Balance at period end at Dec. 31, 2017	15,200,383	[1]	5,068,550	[1]	22,250,503	[1]	38,769	[1]	¥ 0	¥ 713,514	¥ 713,514	[1]	1,111,614	[1]	24,114,400	[1]	8,140,030	[1]	(675,054)	[1]	35,793,257	[1]	87,641,566	[1]	19,973,038	[1]	107,614,604	[1]
Impact on initial application of IFRS 9 (Note 2 (b) (i))	0		0		0		0		944,603	(574,657)			0		369,946		0		0		0		369,946		0		369,946
Balance at period start	15,200,383		5,068,550		22,250,503		38,769		944,603	138,857			1,111,614		24,484,346		8,140,030		(675,054)		35,793,257		88,011,512		19,973,038		107,984,550
Profit	0		342,349		0		0		0	0			0		0		0		0		392,086		734,435		595,539		1,329,974
Other comprehensive income/(loss):
Fair value changes of other equity instrument investments - gross	0		0		0		0		1,412	0			0		1,412		0		0		0		1,412		(31)		1,381
Fair value changes of other equity instrument investments - Tax	0		0		0		0		(353)	0			0		(353)		0		0		0		(353)		8		(345)
Shares of other comprehensive income of investees - accounted for under the equity method - gross	0		0		0		0		(25,144)	(323,220)			0		(348,364)		0		0		0		(348,364)		0		(348,364)
Shares of other comprehensive income of investees - accounted for under the equity method - tax	0		0		0		0		6,286	81,633			0		87,919		0		0		0		87,919		0		87,919
Changes in fair value of effective portion of cash flow hedges - gross	0		0		0		(127,265)		0	0			0		(127,265)		0		0		0		(127,265)		(40,382)		(167,647)
Changes in fair value of effective portion of cash flow hedges - tax	0		0		0		21,264		0	0			0		21,264		0		0		0		21,264		6,865		28,129
Cash flow hedges recorded in shareholders' equity reclassified to inventories - gross	0		0		0		(524,228)		0	0			0		(524,228)		0		0		0		(524,228)		0		(524,228)
Cash flow hedges recorded in shareholders' equity reclassified to inventories - tax	0		0		0		89,119		0	0			0		89,119		0		0		0		89,119		0		89,119
Cash flow hedges recorded in shareholders' equity reclassified to exchange gain and bank charges, net - gross	0		0		0		18,778		0	0			0		18,778		0		0		0		18,778		0		18,778
Cash flow hedges recorded in shareholders' equity reclassified to exchange gain and bank charges, net - tax	0		0		0		(3,192)		0	0			0		(3,192)		0		0		0		(3,192)		0		(3,192)
Cash flow hedges recorded in shareholders' equity reclassified to interest expense - gross	0		0		0		68,604		0	0			0		68,604		0		0		0		68,604		0		68,604
Cash flow hedges recorded in shareholders' equity reclassified to interest expense - tax	0		0		0		(12,745)		0	0			0		(12,745)		0		0		0		(12,745)		0		(12,745)
Currency translation differences	0		0		0		0		0	0			0		0		0		334,717		0		334,717		8,985		343,702
Total comprehensive income	0		342,349		0		(469,665)		(17,799)	(241,587)			0		(729,051)		0		334,717		392,086		340,101		570,984		911,085
Business combinations (Note 41)	0		0		0		0		0	0			0		0		0		0		0		0		1,590,753		1,590,753
Issue of new A shares, net of issue expenses (Note 21)	497,710		0		2,747,620		0		0	0			0		2,747,620		0		0		0		3,245,330		0		3,245,330
Issue of other equity instruments (Note 22)	0		5,000,000		0		0		0	0			0		0		0		0		0		5,000,000		0		5,000,000
Dividends relating to last year (Note 24)	0		0		0		0		0	0			0		0		0		0		(1,520,038)		(1,520,038)		(797,858)		(2,317,896)
Cumulative distribution of other equity instruments (Note 24)	0		(333,503)		0		0		0	0			0		0		0		0		0		(333,503)		0		(333,503)
Net capital injection from non-controlling interests of subsidiaries	0		0		0		0		0	0			0		0		0		0		0		0		726,531		726,531
Acquisition of non-controlling interests of subsidiaries	0		0		(227,441)		0		0	0			0		(227,441)		0		0		0		(227,441)		(377,196)		(604,637)
Share of other capital reserve of investees accounted for under the equity method	0		0		0		0		0	0			(80,543)		(80,543)		0		0		0		(80,543)		0		(80,543)
Balance at period end at Dec. 31, 2018	¥ 15,698,093		¥ 10,077,396		¥ 24,770,682		¥ (430,896)		¥ 926,804	¥ (102,730)			¥ 1,031,071		¥ 26,194,931		¥ 8,140,030		¥ (340,337)		¥ 34,665,305		¥ 94,435,418		¥ 21,686,252		¥ 116,121,670

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).